Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 19. RELATED PARTY TRANSACTIONS

As of June 30, 2020 and 2019, the outstanding amounts due from a related party consist of the following:

	September 30,	June 30,
	2020	2020
Tianjin Zhiyuan Investment Group Co., Ltd.	$384,331	$484,331
Less: allowance for doubtful accounts	(38,433)	(48,433)
Total	$345,898	$435,898

In June 2013, the Company signed a five-year global logistic service agreement with Tianjin Zhiyuan Investment Group Co., Ltd. (the "Zhiyuan Investment Group") and TEWOO Chemical & Light Industry Zhiyuan Trade Co., Ltd. (together with Zhiyuan Investment Group, "Zhiyuan"). Zhiyuan Investment Group is owned by Mr. Zhang, the largest shareholder of the Company. In September 2013, the Company executed an inland transportation management service contract with the Zhiyuan Investment Group whereby it would provide certain advisory services and help control potential commodities loss during the transportation process. The amount due from Zhiyuan Investment Group as of September 30, 2020 was $384,331 and the Company provided a 10% allowance for doubtful accounts of the amount due from Zhiyuan. For the three months ended September 30, 2020 and 2019, the Company recovered $10,000 and $37,250, respectively, of allowance for doubtful accounts of the amount due from Zhiyuan.

As of September 30, 2020 and June 30, 2020, the Company had payable to the CEO of $10,561 and $6,279 and to the Acting CFO of $12,000 and $26,570 which were included in other payable, respectively. These payments were made on behalf of the Company for the daily business operational activities.

Note 19. RELATED PARTY TRANSACTIONS

As of June 30, 2020 and 2019, the outstanding amounts due from a related party consist of the following:

	June 30,	June 30,
	2020	2019
Tianjin Zhiyuan Investment Group Co., Ltd.	$484,331	$897,739
Less: allowance for doubtful accounts	(48,433)	(89,774)
Total	$435,898	$807,965

In June 2013, the Company signed a five-year global logistic service agreement with Tianjin Zhiyuan Investment Group Co., Ltd. (the “Zhiyuan Investment Group”) and TEWOO Chemical & Light Industry Zhiyuan Trade Co., Ltd. (together with Zhiyuan Investment Group, “Zhiyuan”). Zhiyuan Investment Group is owned by Mr. Zhang, the largest shareholder of the Company. In September 2013, the Company executed an inland transportation management service contract with the Zhiyuan Investment Group whereby it would provide certain advisory services and help control potential commodities loss during the transportation process. The amount due from Zhiyuan Investment Group as of June 30, 2020 was $484,331 and the Company provided a 10% allowance for doubtful accounts of the amount due from Zhiyuan. For the year ended June 30, 2020, the Company recovered $41,341 of allowance for doubtful accounts of the amount due from Zhiyuan.

As of June 30, 2020, the Company had payable to the CEO of $6,279 and to the Acting CFO of $26,570 which were included in other payable. These payments were made on behalf of the Company for the daily business operational activities.